Property and Equipment, Net	12 Months Ended
Jun. 30, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

	As of June 30,
	2014	2015
	RMB	RMB
Electronic equipment	75,447	80,231
Furniture and office equipment	16,777	13,142
Leasehold improvements	25,769	30,141
Motor vehicles	1,494	1,434
Less: accumulated depreciation	(73,216)	(75,242)
Net book value	46,271	49,706

Depreciation expenses were RMB14,902, RMB18,364 and RMB23,371 for the years ended June 30, 2013, 2014 and 2015.

Loss from disposal of property and equipment amounted to RMB160, RMB104 and RMB372 for the years ended June 30, 2013, 2014 and 2015.